SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Shareholder's equity
All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of December 31, 2008	51,200,000	34,373,271	344
Common Shares Issued in Follow-on Offering		3,450,000	35
Compensation – Restricted Shares		70,408	–
Common Shares Issued in Follow-on Offering		4,225,000	42
Compensation – Restricted Shares		86,225	1
Balance as of December 31, 2009	51,200,000	42,204,904	422
Common Shares Issued in Follow-on Offering		4,600,000	46
Compensation – Restricted Shares		93,878	1
Balance as of December 31, 2010	51,200,000	46,898,782	469
Common Shares Issued, 2011 Equity Incentive Plan		400,000	4
Compensation – Restricted Shares		4,612	0
Increased authorized share capital	38,800,000
Balance as of December 31, 2011	90,000,000	47,303,394	473